EMPLOYEE EQUITY INCENTIVE PLAN (Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	43,054,457
Weighted Average Exercise Price, Options outstanding	$ 0.10
Weighted average remaining contractual life	7 years 4 months 17 days	8 years 29 days
Aggregate intrinsic value, Options outstanding	$ 548,825
Number of Options Exercisable	26,224,460
Weighted average exercise price, Options exercisable	$ 0.10
Weighted average remaining contractual life, Options exercisable	6 years 8 months 12 days
Aggregate intrinsic value, Options exercisable	443,519
Options expected to vest	16,829,997
Options expected to vest, weighted-average exercise price	$ 0.11
Options expected to vest, weighted-average remaining contractual term	8 years 5 months 9 days
Options expected to vest, aggregate intrinsic value	105,306
0.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.07
Number of Options Outstanding	11,394,377
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding	378,863
Number of Options Exercisable	11,394,380
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable	378,863
0.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.09
Number of Options Outstanding	2,000,000
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding	32,500
Number of Options Exercisable	1,875,000
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable	30,469
0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.10
Number of Options Outstanding	16,172,000
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding	137,462
Number of Options Exercisable	4,022,000
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable	34,187
0.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.12
Number of Options Outstanding	2,000,000
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding
Number of Options Exercisable	500,000
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable
0.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.13
Number of Options Outstanding	6,175,560
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding
Number of Options Exercisable	5,145,560
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable
0.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.15
Number of Options Outstanding	5,312,520
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding
Number of Options Exercisable	3,287,520
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable